VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Automobiles & Components : 9.7%
Ford Motor Co. 94,176 $ 932,342
Lucid Group, Inc. * 521,998 1,576,434
Rivian Automotive, Inc. * † 86,429 1,149,506
Tesla, Inc. * 4,239 1,711,877
5,370,159
Banks : 0.6%
NU Holdings Ltd. * 33,536 347,433
Underline
Capital Goods : 1.4%
Boeing Co. * 4,567 808,359
Underline
Consumer Discretionary Distribution &
Retail : 7.4%
Amazon.com, Inc. * 7,740 1,698,078
Carvana Co. * 1,192 242,405
Chewy, Inc. * 6,783 227,163
GameStop Corp. * 61,639 1,931,765
4,099,411
Consumer Durables & Apparel : 1.6%
Lululemon Athletica, Inc. * 1,120 428,299
NIKE, Inc. 5,577 422,012
850,311
Consumer Services : 1.6%
Cava Group, Inc. * 1,232 138,970
DraftKings, Inc. * 10,453 388,852
McDonald's Corp. 769 222,925
Starbucks Corp. 1,626 148,373
899,120
Consumer Staples Distribution & Retail : 5.5%
Costco Wholesale Corp. 1,135 1,039,967
Dollar General Corp. 2,543 192,810
Target Corp. 5,818 786,477
Walgreens Boots Alliance, Inc. 43,415 405,062
Walmart, Inc. 7,397 668,319
3,092,635
Energy : 0.5%
Occidental Petroleum Corp. 5,947 293,841
Underline
Financial Services : 11.1%
Affirm Holdings, Inc. * 4,084 248,716
Block, Inc. * 9,137 776,554
Coinbase Global, Inc. * 5,662 1,405,875
PayPal Holdings, Inc. * 4,428 377,930
Robinhood Markets, Inc. * 45,058 1,678,861
SoFi Technologies, Inc. * † 111,454 1,716,391
6,204,327
Food, Beverage & Tobacco : 1.5%
Celsius Holdings, Inc. * † 30,912 814,222
Underline
Health Care Equipment & Services : 2.0%
CVS Health Corp. 3,150 141,404
UnitedHealth Group, Inc. 1,845 933,312
1,074,716
Media & Entertainment : 11.4%
Alphabet, Inc. 9,232 1,747,617
Meta Platforms, Inc. 2,809 1,644,698
Netflix, Inc. * 1,190 1,060,671
Reddit, Inc. * 2,727 445,701
Roblox Corp. * 8,308 480,701
Number
of Shares Value
Media & Entertainment (continued)
Roku, Inc. * 2,495 $ 185,478
Snap, Inc. * 28,457 306,482
Walt Disney Co. 4,999 556,639
6,427,987
Pharmaceuticals, Biotechnology & Life
Sciences : 3.4%
Eli Lilly & Co. 416 321,152
Moderna, Inc. * 10,314 428,856
Pfizer, Inc. 19,984 530,176
Viking Therapeutics, Inc. * † 14,911 600,019
1,880,203
Semiconductors & Semiconductor
Equipment : 12.7%
Advanced Micro Devices, Inc. * 13,569 1,639,000
Broadcom, Inc. 4,817 1,116,773
Enphase Energy, Inc. * 2,594 178,156
Intel Corp. 85,280 1,709,863
Marvell Technology, Inc. 2,129 235,148
Micron Technology, Inc. 3,782 318,293
NVIDIA Corp. 12,903 1,732,743
Qualcomm, Inc. 996 153,006
7,082,982
Software & Services : 18.2%
Adobe, Inc. * 747 332,176
AppLovin Corp. * 2,616 847,139
Cloudflare, Inc. * 2,914 313,780
Crowdstrike Holdings, Inc. * 1,006 344,213
Datadog, Inc. * 1,271 181,613
MicroStrategy, Inc. * † 4,519 1,308,793
MongoDB, Inc. * 905 210,693
Oracle Corp. 1,745 290,787
Palantir Technologies, Inc. * 24,209 1,830,926
Salesforce, Inc. 1,235 412,898
Shopify, Inc. * 2,257 239,987
Snowflake, Inc. * 8,194 1,265,236
UiPath, Inc. * 16,148 205,241
Unity Software, Inc. * † 28,275 635,339
ZETA GLOBAL HOLDINGS
CORP A * 81,552 1,467,121
Zoom Communications, Inc. * 2,411 196,762
Zscaler, Inc. * 900 162,369
10,245,073
Technology Hardware & Equipment : 6.4%
Apple, Inc. 7,147 1,789,751
Dell Technologies, Inc. 3,278 377,757
Super Micro Computer, Inc. * † 46,721 1,424,056
3,591,564
Telecommunication Services : 3.3%
AST SpaceMobile, Inc. * † 75,959 1,602,735
AT&T, Inc. 10,386 236,489
1,839,224
Transportation : 1.7%
GRAB HOLDINGS LTD   CL A * 48,009 226,602
Uber Technologies, Inc. * 12,516 754,965
981,567
Total Common Stocks
(Cost: $52,363,571) 55,903,134

VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Money Market Fund: 2.3%
Number
of Shares Value
(Cost: $1,310,777)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,310,777 $ 1,310,777
Total Investments: 102.3%
(Cost: $53,674,348) 57,213,911
Liabilities in excess of other assets: (2.3)% (1,268,839)
NET ASSETS: 100.0% $ 55,945,072
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $7,414,635.